CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	CAD 1,241	CAD 352	CAD 2,186	CAD 1,699
Other comprehensive income/(loss), net of tax
Change in unrealized loss on cash flow hedges	(85)	(234)	(87)	(677)
Change in unrealized gain/(loss) on net investment hedges	171	(23)	220	371
Other comprehensive income/(loss) from equity investees	2	1	8	(1)
Reclassification to earnings of loss on cash flow hedges	66	26	107	25
Reclassification to earnings of pension and other postretirement benefits (OPEB) amortization amounts	3	7	7	9
Foreign currency translation adjustments	(1,443)	61	(1,011)	(1,316)
Other comprehensive loss, net of tax	(1,286)	(162)	(756)	(1,589)
Comprehensive income/(loss)	(45)	190	1,430	110
Comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	15	70	(359)	170
Comprehensive income/(loss) attributable to Enbridge Inc.	(30)	260	1,071	280
Preference share dividends	(81)	(71)	(164)	(144)
Comprehensive income/(loss) attributable to Enbridge Inc. common shareholders	CAD (111)	CAD 189	CAD 907	CAD 136